Other operating income - Textual (Details) £ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jan. 31, 2017 GBP (£)
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion			$ 32.0
Cost sharing arrangement, additional portion		$ 12.0
Cost sharing arrangement, contractual amount, total committed amount		$ 44.0
CARB-X
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount	$ 4.5
Cost sharing arrangement, contractual amount, total committed amount	2.5
Grant income, received	$ 2.0
Top of range | BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount			$ 62.0
Top of range | Innovate UK
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount | £				£ 1.1